Components of Deferred Tax Assets (Liabilities) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Warranty provision USD ($)	Dec. 31, 2012 Warranty provision CNY	Dec. 31, 2011 Warranty provision CNY	Dec. 31, 2012 Inventory write-off USD ($)	Dec. 31, 2012 Inventory write-off CNY	Dec. 31, 2011 Inventory write-off CNY	Dec. 31, 2012 Allowance for advance to suppliers USD ($)	Dec. 31, 2012 Allowance for advance to suppliers CNY	Dec. 31, 2011 Allowance for advance to suppliers CNY	Dec. 31, 2012 Allowance for doubtful accounts USD ($)	Dec. 31, 2012 Allowance for doubtful accounts CNY	Dec. 31, 2011 Allowance for doubtful accounts CNY	Dec. 31, 2012 Allowance for amount due from related parties USD ($)	Dec. 31, 2012 Allowance for amount due from related parties CNY	Dec. 31, 2012 Derivative contracts USD ($)	Dec. 31, 2012 Derivative contracts CNY	Dec. 31, 2011 Derivative contracts CNY	Dec. 31, 2012 Tax loss carried forward USD ($)	Dec. 31, 2012 Tax loss carried forward CNY	Dec. 31, 2011 Tax loss carried forward CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Fixed assets USD ($)	Dec. 31, 2012 Fixed assets CNY	Dec. 31, 2011 Fixed assets CNY	Dec. 31, 2012 Land use rights USD ($)	Dec. 31, 2012 Land use rights CNY	Dec. 31, 2011 Land use rights CNY
Components Of Deferred Tax Assets And Liabilities [Line Items]
Gross deferred tax assets, current				$ 7,137	44,467	40,533	$ 7,324	45,629	115,149	$ 25,335	157,840	116,926	$ 7,637	47,581	13,980	$ 641	3,990	$ 369	2,296	4,925			8,482	$ 1,862	11,602	20,854
Valuation allowance current	(26,181)	(163,108)	(56,259)
Gross deferred tax assets, non-current																					61,579	383,640	84,824	10	63	119	6,294	39,214	16,374
Net current deferred tax assets	24,124	150,297	264,590
Valuation allowance, non-current	(50,659)	(315,613)	(84,824)
Net non-current deferred tax assets	17,224	107,304	16,493
Non-current deferred tax liabilities	$ 3,980	24,798	25,387																											$ 3,980	24,798	25,387